CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Rental income	$ 14,232	$ 2,446
Gain on foreclosures	2,906	0
Gain on payoff of loan held for investment	0	250
Interest income	197	160
Total revenues	17,335	2,856
Expenses:
Rental operating	10,123	3,012
Acquisition costs	3,713	1,632
Foreclosure costs	195	400
Management fees - related parties	1,756	563
General and administrative	3,053	2,358
Loss on disposal of assets	262	0
Depreciation and amortization expense	8,340	1,034
Total expenses	27,442	8,999
Loss before other expenses	(10,107)	(6,143)
Other (expense) income:
Interest expense	(546)	(10)
Insurance proceeds in excess of cost basis	12	0
Loss from continuing operations	(10,641)	(6,153)
Income (loss) from discontinued operations	298	(976)
Net loss	(10,343)	(7,129)
Comprehensive loss	$ (10,343)	$ (7,129)
Weighted average common shares outstanding (in shares)	14,886	5,652
Basic and diluted income (loss) per common share:
Continuing operations (in dollars per share)	$ (0.71)	$ (1.09)
Discontinued operations (in dollars per share)	$ 0.02	$ (0.17)
Net loss	$ (0.69)	$ (1.26)